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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08363

     Evergreen Select Equity Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for two of its series, Evergreen Strategic Growth Fund and Evergreen Special Equity Fund, for the six months ended March 31, 2007. These two series have a September 30 fiscal year end.

Date of reporting period: March 31, 2007

Item 1 - Reports to Stockholders.

Evergreen Strategic Growth Fund

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

table of contents
2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
13	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
28	TRUSTEES AND OFFICERS

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Strategic Growth Fund covering the six-month period ended March 31, 2007.

Rising confidence in the durability of the global economic expansion and the persistence of solid corporate profit growth produced a rally in the nation’s equity markets during the past six months, lifting the confidence of investors in the stock market. The decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Within the equity market, value stocks maintained a performance edge over growth stocks, while large-cap investments began to outpace small-and mid-cap strategies.

Gross Domestic Product grew at a 2.5% pace in the final quarter of 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that supervised Evergreen’s domestic equity funds continued to pursue individual fund strategies that sought capital appreciation in

2

LETTER TO SHAREHOLDERS continued

different areas of the equity market. The team that managed Evergreen Strategic Growth Fund sought opportunities predominately among larger capitalization companies, while the portfolio manager of Evergreen Special Equity Fund used quantitative techniques to search for opportunities among small-cap growth corporations.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information aÚbout our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

3

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Managers:

• W. Shannon Reid, CFA

• David Chow, CFA

• Jay Zelko

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 12/31/1994

	Class A	Class B	Class C	Class I	Class IS	Class R
Class inception date	5/11/2001	5/11/2001	5/11/2001	11/24/1997	2/27/1998	10/10/2003

Nasdaq symbol	ESGAX	ESGBX	ESGTX	ESGIX	ESGSX	ESGRX

6-month return
with sales charge	2.60%	3.44%	7.40%	N/A	N/A	N/A

6-month return
w/o sales charge	8.85%	8.44%	8.40%	9.00%	8.89%	8.69%

Average annual
return*

1-year with sales
charge	-0.33%	-0.03%	3.94%	N/A	N/A	N/A

1-year w/o sales
charge	5.74%	4.97%	4.94%	6.03%	5.81%	5.48%

5-year	2.57%	2.68%	3.03%	4.07%	3.83%	3.76%

10-year	7.24%	7.42%	7.42%	8.05%	7.78%	7.89%

Maximum sales	5.75%	5.00%	1.00%	N/A	N/A	N/A
charge	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. Please call 1.800.847.5397 for the most recent month-end performance information for Class R. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C, IS and R prior to their inception is based on the performance of Class I, the original class offered. Historical performance for Classes I and IS prior to 11/24/1997 is based on the fund’s predecessor common trust fund’s (CTF) performance, adjusted for Classes I and IS expenses, respectively. The CTF was not registered under the Investment Company Act of 1940 and was not subject to certain investment restrictions imposed by such Act. If the CTF had been registered, its performance might have been adversely affected. The historical returns for Classes A, B, C, IS and R have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A, 0.50% for Class R and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C, IS and R would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Strategic Growth Fund Class A shares versus a similar investment in the Russell 1000 Growth Index (Russell 1000 Growth) and the Consumer Price Index (CPI).

The Russell 1000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

Class R shares generally are available only to 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

All data is as of March 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/01/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,088.50	$ 5.68
Class B	$ 1,000.00	$ 1,084.40	$ 9.30
Class C	$ 1,000.00	$ 1,083.99	$ 9.35
Class I	$ 1,000.00	$ 1,090.00	$ 4.12
Class IS	$ 1,000.00	$ 1,088.94	$ 5.42
Class R	$ 1,000.00	$ 1,086.93	$ 6.76
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.50	$ 5.49
Class B	$ 1,000.00	$ 1,016.01	$ 9.00
Class C	$ 1,000.00	$ 1,015.96	$ 9.05
Class I	$ 1,000.00	$ 1,020.99	$ 3.98
Class IS	$ 1,000.00	$ 1,019.75	$ 5.24
Class R	$ 1,000.00	$ 1,018.45	$ 6.54

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.09% for Class A, 1.79% for Class B, 1.80% for Class C, 0.79% for Class I, 1.04% for Class IS and 1.30% for Class R), multiplied by the average account value over the period, multiplied by 182 / 365 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$27.57	$26.70	$23.65	$22.16	$18.86	$22.88

Income from investment operations
Net investment income (loss)	0	(0.02)	0.11	(0.04)[1]	(0.02)[1]	0.04[1]
Net realized and unrealized gains or losses on investments	2.44	0.89	3.06	1.53	3.35	(4.02)

Total from investment operations	2.44	0.87	3.17	1.49	3.33	(3.98)

Distributions to shareholders from
Net investment income	0	0	(0.12)	0[2]	(0.03)	(0.04)

Net asset value, end of period	$30.01	$27.57	$26.70	$23.65	$22.16	$18.86

Total return[3]	8.85%	3.26%	13.42%	6.73%	17.65%	(17.40%)

Ratios and supplemental data
Net assets, end of period (thousands)	$5,686	$5,395	$5,259	$4,121	$7,031	$ 626
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.09%[4]	1.07%	1.08%	1.05%	1.06%	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	1.09%[4]	1.07%	1.08%	1.08%	1.08%	1.10%
Net investment income (loss)	0.03%[4]	(0.06%)	0.38%	(0.16%)	(0.11%)	0.20%
Portfolio turnover rate	40%	97%	173%	145%	206%	171%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$26.66	$26.00	$23.15	$21.84	$18.72	$22.83

Income from investment operations
Net investment income (loss)	(0.09)[1]	(0.20)[1]	(0.08)	(0.22)[1]	(0.16)[1]	(0.15)[1]
Net realized and unrealized gains or losses on investments	2.34	0.86	3.00	1.53	3.29	(3.94)

Total from investment operations	2.25	0.66	2.92	1.31	3.13	(4.09)

Distributions to shareholders from
Net investment income	0	0	(0.07)	0	(0.01)	(0.02)

Net asset value, end of period	$28.91	$26.66	$26.00	$23.15	$21.84	$18.72

Total return[2]	8.44%	2.54%	12.61%	6.00%	16.72%	(17.93%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,443	$2,682	$2,659	$2,407	$1,795	$ 474
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.79%[3]	1.77%	1.77%	1.78%	1.76%	1.76%
Expenses excluding waivers/reimbursements
and expense reductions	1.79%[3]	1.77%	1.77%	1.78%	1.77%	1.85%
Net investment income (loss)	(0.66%)[3]	(0.76%)	(0.32%)	(0.94%)	(0.80%)	(0.68%)
Portfolio turnover rate	40%	97%	173%	145%	206%	171%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$26.67	$26.00	$23.16	$21.85	$18.72	$22.84

Income from investment operations
Net investment income (loss)	(0.10)[1]	(0.20)[1]	(0.06)[1]	(0.22)[1]	(0.17)[1]	(0.15)[1]
Net realized and unrealized gains or losses on investments	2.34	0.87	2.97	1.53	3.31	(3.95)

Total from investment operations	2.24	0.67	2.91	1.31	3.14	(4.10)

Distributions to shareholders from
Net investment income	0	0	(0.07)	0	(0.01)	(0.02)

Net asset value, end of period	$28.91	$26.67	$26.00	$23.16	$21.85	$18.72

Total return[2]	8.40%	2.58%	12.57%	6.00%	16.77%	(17.97%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,426	$1,742	$1,705	$2,164	$1,916	$ 242
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.80%[3]	1.77%	1.77%	1.78%	1.77%	1.76%
Expenses excluding waivers/reimbursements
and expense reductions	1.80%[3]	1.77%	1.77%	1.78%	1.78%	1.85%
Net investment income (loss)	(0.68%)[3]	(0.76%)	(0.25%)	(0.94%)	(0.80%)	(0.67%)
Portfolio turnover rate	40%	97%	173%	145%	206%	171%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 27.83	$ 26.89	$ 23.81	$ 22.26	$ 18.91	$ 22.89

Income from investment operations
Net investment income (loss)	0.06	0.07	0.18	0.02[1]	0.04[1]	0.07[1]
Net realized and unrealized gains or losses on investments	2.44	0.89	3.08	1.55	3.35	(3.99)

Total from investment operations	2.50	0.96	3.26	1.57	3.39	(3.92)

Distributions to shareholders from
Net investment income	(0.08)	(0.02)	(0.18)	(0.02)	(0.04)	(0.06)

Net asset value, end of period	$ 30.25	$ 27.83	$ 26.89	$ 23.81	$ 22.26	$ 18.91

Total return	9.00%	3.56%	13.74%	7.06%	17.93%	(17.16%)

Ratios and supplemental data
Net assets, end of period (thousands)	$1,145,158	$1,389,589	$1,653,361	$1,392,850	$1,273,672	$845,179
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.79%[2]	0.77%	0.77%	0.78%	0.76%	0.76%
Expenses excluding waivers/reimbursements
and expense reductions	0.79%[2]	0.77%	0.77%	0.78%	0.77%	0.85%
Net investment income (loss)	0.33%[2]	0.24%	0.69%	0.06%	0.21%	0.31%
Portfolio turnover rate	40%	97%	173%	145%	206%	171%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS IS	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$ 27.41	$ 26.53	$ 23.50	$ 22.00	$ 18.72	$ 22.71

Income from investment operations
Net investment income (loss)	0.01[1]	0[1]	0.11[1]	(0.05)[1]	(0.01)[1]	0.01[1]
Net realized and unrealized gains or losses on investments	2.43	0.88	3.04	1.55	3.32	(3.96)

Total from investment operations	2.44	0.88	3.15	1.50	3.31	(3.95)

Distributions to shareholders from
Net investment income	(0.01)	0[2]	(0.12)	0[2]	(0.03)	(0.04)

Net asset value, end of period	$ 29.84	$ 27.41	$ 26.53	$ 23.50	$ 22.00	$ 18.72

Total return	8.89%	3.32%	13.44%	6.83%	17.68%	(17.40%)

Ratios and supplemental data
Net assets, end of period (thousands)	$14,588	$15,791	$16,920	$16,905	$14,924	$14,142
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.04%[3]	1.02%	1.02%	1.03%	1.01%	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	1.04%[3]	1.02%	1.02%	1.03%	1.02%	1.10%
Net investment income (loss)	(0.08%)[3]	(0.01%)	0.43%	(0.19%)	(0.04%)	0.04%
Portfolio turnover rate	40%	97%	173%	145%	206%	171%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Amount represents less than $0.005 per share.

3 Annualized

See Notes to Financial Statements

11

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended September 30,
	March 31, 2007
CLASS R	(unaudited)	2006	2005	2004[1]

Net asset value, beginning of period	$27.61	$26.79	$23.77	$23.27

Income from investment operations
Net investment income (loss)	(0.04)	(0.07)[2]	0.13	(0.05)[2]
Net realized and unrealized gains or losses on investments	2.44	0.89	3.00	0.55

Total from investment operations	2.40	0.82	3.13	0.50

Distributions to shareholders from
Net investment income	0	0	(0.11)	0

Net asset value, end of period	$30.01	$27.61	$26.79	$23.77

Total return	8.69%	3.06%	13.18%	2.15%

Ratios and supplemental data
Net assets, end of period (thousands)	$ 6	$ 6	$ 7	$ 1
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.30%[3]	1.28%	1.26%	1.05%[3]
Expenses excluding waivers/reimbursements and expense reductions	1.30%[3]	1.28%	1.26%	1.05%[3]
Net investment income (loss)	(0.18%)[3]	(0.27%)	(0.03%)	(0.20%)[3]
Portfolio turnover rate	40%	97%	173%	145%

1 For the period from October 10, 2003 (commencement of class operations), to September 30, 2004.

2 Net investment income (loss) per share is based on average shares outstanding during the period.

3 Annualized

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 15.5%
Hotels, Restaurants & Leisure 3.8%
Chipotle Mexican Grill, Inc., Class A * (p)	94,025	$ 5,838,953
McDonald’s Corp.	410,475	18,491,899
Starwood Hotels & Resorts Worldwide, Inc.	301,965	19,582,430

		43,913,282

Media 1.1%
McGraw-Hill Cos.	212,610	13,368,917

Multi-line Retail 3.9%
Federated Department Stores, Inc.	364,270	16,410,364
Nordstrom, Inc. (p)	318,250	16,848,155
Target Corp.	217,290	12,876,605

		46,135,124

Specialty Retail 6.1%
Best Buy Co., Inc.	467,540	22,778,549
Lowe’s Cos. (p)	402,250	12,666,852
Office Depot, Inc. *	508,350	17,863,419
TJX Cos.	686,295	18,502,513

		71,811,333

Textiles, Apparel & Luxury Goods 0.6%
Coach, Inc. *	128,465	6,429,673

CONSUMER STAPLES 8.4%
Beverages 3.1%
PepsiCo, Inc.	577,210	36,687,468

Household Products 2.3%
Procter & Gamble Co.	425,073	26,847,611

Tobacco 3.0%
Altria Group, Inc.	533,650	35,162,198

ENERGY 2.4%
Energy Equipment & Services 2.4%
Halliburton Co. (p)	312,750	9,926,685
National Oilwell Varco, Inc. *	156,825	12,199,417
Schlumberger, Ltd.	81,700	5,645,470

		27,771,572

FINANCIALS 12.2%
Capital Markets 6.9%
Franklin Resources, Inc.	178,925	21,619,508
Mellon Financial Corp.	523,975	22,604,281
Merrill Lynch & Co., Inc. (p)	212,650	17,367,125
Morgan Stanley	235,810	18,572,396

		80,163,310

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

		Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Insurance 5.3%
American International Group, Inc. (p)		289,900	$ 19,487,078
Lincoln National Corp.		231,450	15,689,996
Principal Financial Group, Inc.		152,760	9,145,741
Prudential Financial, Inc. (p)		201,075	18,149,029

			62,471,844

HEALTH CARE 18.9%
Biotechnology 6.5%
Amgen, Inc. *		293,325	16,391,001
Celgene Corp. *		170,700	8,954,922
Genentech, Inc. *		315,375	25,898,595
Gilead Sciences, Inc. * (p)		318,835	24,390,877

			75,635,395

Health Care Equipment & Supplies	1.0%
Hologic, Inc. * (p)		193,550	11,156,222

Health Care Providers & Services	5.4%
Cardinal Health, Inc.		298,005	21,739,465
Express Scripts, Inc. *		228,050	18,408,196
UnitedHealth Group, Inc.		435,370	23,061,549

			63,209,210

Pharmaceuticals 6.0%
Allergan, Inc. (p)		186,620	20,681,228
Schering-Plough Corp.		894,015	22,806,323
Wyeth		541,045	27,068,481

			70,556,032

INDUSTRIALS 10.7%
Aerospace & Defense 5.2%
BE Aerospace, Inc. *		267,625	8,483,713
Boeing Co.		258,650	22,996,571
Precision Castparts Corp.		90,560	9,422,768
Rockwell Collins Corp.		297,310	19,898,958

			60,802,010

Air Freight & Logistics 0.9%
Expeditors International of Washington, Inc. (p)		256,340	10,591,969

Electrical Equipment 1.4%
Emerson Electric Co.		371,205	15,995,224

Industrial Conglomerates 2.4%
General Electric Co.		507,191	17,934,274
Textron, Inc.		113,715	10,211,607

			28,145,881

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Machinery 0.8%
Wabtec	267,625	$ 9,230,386

INFORMATION TECHNOLOGY 30.1%
Communications Equipment 8.9%
Ciena Corp. *	203,105	5,676,785
Cisco Systems, Inc. *	1,834,900	46,844,997
F5 Networks, Inc. *	124,115	8,275,988
Harris Corp.	349,910	17,827,914
QUALCOMM, Inc.	605,410	25,826,791

		104,452,475

Computers & Peripherals 4.1%
Apple, Inc. * (p)	208,615	19,382,420
Hewlett-Packard Co.	722,490	29,000,748

		48,383,168

Internet Software & Services 6.7%
Akamai Technologies, Inc. *	154,130	7,694,170
eBay, Inc. *	244,195	8,095,064
Google, Inc., Class A * (p)	80,149	36,721,066
Yahoo!, Inc. *	816,760	25,556,420

		78,066,720

IT Services 2.1%
Accenture, Ltd., Class A	464,375	17,897,013
VeriFone Holdings, Inc.	189,500	6,960,335

		24,857,348

Semiconductors & Semiconductor Equipment 2.7%
Intel Corp.	862,200	16,493,886
Texas Instruments, Inc.	493,020	14,839,902

		31,333,788

Software 5.6%
Citrix Systems, Inc. *	209,760	6,718,613
Microsoft Corp.	1,025,085	28,569,119
Oracle Corp. * (p)	1,675,200	30,371,376

		65,659,108

MATERIALS 0.7%
Metals & Mining 0.7%
Freeport-McMoRan Copper & Gold, Inc., Class B	125,410	8,315,668

Total Common Stocks (cost $1,002,769,885)		1,157,152,936

OTHER INVESTMENT COMPANIES 0.0%
Franklin Capital Associates, LP (h) + (cost $0)	500,000	30,995

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 12.1%
COMMERCIAL PAPER 0.8%
Chesham Finance, LLC, 5.26%, 08/08/2007	$ 4,999,000	$ 4,999,287
White Point Funding, Inc., 5.32%, 04/16/2007	4,982,267	4,988,917

		9,988,204

CORPORATE BONDS 2.4%
Capital Markets 0.4%
Morgan Stanley, FRN, 5.62%, 01/11/2008	4,004,280	4,003,397

Commercial Banks 0.4%
BNP Paribas SA, 5.35%, 02/22/2008	5,001,500	5,000,916

Diversified Financial Services 1.2%
Bank of America Corp., FRN, 5.49%, 02/08/2008	4,000,000	3,999,893
Stanfield Victoria, LLC, FRN, 5.53%, 07/25/2007	5,000,415	5,001,561
Tango Finance Corp., FRN, 5.48%, 04/16/2007	4,999,800	5,000,026

		14,001,480

Insurance 0.4%
Allstate Life Global Funding II, 5.29%, 04/04/2008	5,000,000	4,998,966

	Shares	Value

MUTUAL FUND SHARES 0.2%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	1,890,689	1,890,689

	Principal
	Amount	Value

REPURCHASE AGREEMENTS^ 8.7%
Banc of America Securities LLC, 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $3,001,370	$ 3,000,000	3,000,000
Barclay’s Capital, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007,
maturity value $1,000,458	1,000,000	1,000,000
BNP Paribas Securities, 5.49%, dated 03/30/2007, maturing 04/02/2007,
maturity value $11,005,033	11,000,000	11,000,000
Cantor Fitzgerald & Co., 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $7,003,197	7,000,000	7,000,000
Countrywide Securities Corp., 5.47%, dated 03/30/2007, maturing 04/02/2007,
maturity value $7,003,191	7,000,000	7,000,000
Credit Suisse First Boston LLC, 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $14,006,393	14,000,000	14,000,000
Deutsche Bank Securities, Inc., 5.49%, date 03/30/2007, maturing 04/02/2007,
maturity value $15,006,863	15,000,000	15,000,000
Dresdner Kleinwort Wasserstein Securities, LLC, 5.49%, dated 03/30/2007,
maturing 04/02/2007, maturity value $2,000,915	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007,
maturity value $8,003,660	8,000,000	8,000,000

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED continued
REPURCHASE AGREEMENTS ^ continued
JPMorgan Securities, Inc., 5.47%, dated 03/30/2007, maturing 04/02/2007,
maturity value $1,000,456	$ 1,000,000	$ 1,000,000
Lehman Brothers, Inc., 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $3,001,370	3,000,000	3,000,000
Merrill Lynch Pierce Fenner & Smith, Inc., 5.48%, dated 03/30/2007,
maturing 04/02/2007, maturity value $15,006,850	15,000,000	15,000,000
Nomura Securities International, Inc., 5.49%, dated 03/30/2007, maturing
04/02/2007, maturity value $15,006,863	15,000,000	15,000,000

		102,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $141,883,652)		141,883,652

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø
(cost $31,556,836)	31,556,836	31,556,836

Total Investments (cost $1,176,210,373) 113.7%		1,330,624,419
Other Assets and Liabilities (13.7%)		(160,317,105)

Net Assets 100.0%		$ 1,170,307,314

(p)	All or a portion of this security is on loan.
*	Non-income producing security
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
q	Rate shown is the 7-day annualized yield at period end.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 462 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of
March 31, 2007:

Information Technology	30.5%
Health Care	19.1%
Consumer Discretionary	15.7%
Financials	12.3%
Industrials	10.8%
Consumer Staples	8.5%
Energy	2.4%
Materials	0.7%

100.0%

See Notes to Financial Statements

17

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,144,653,537) including $137,959,910
of securities loaned	$ 1,299,067,583
Investments in affiliated money market fund, at value (cost $31,556,836)	31,556,836

Total investments	1,330,624,419
Segregated cash	5,000
Receivable for securities sold	34,867,583
Receivable for Fund shares sold	248,479
Dividends receivable	933,524
Receivable for securities lending income	43,907
Prepaid expenses and other assets	45,600

Total assets	1,366,768,512

Liabilities
Payable for securities purchased	53,161,924
Payable for Fund shares redeemed	1,227,762
Payable for securities on loan	141,888,652
Advisory fee payable	59,798
Distribution Plan expenses payable	803
Due to other related parties	11,580
Accrued expenses and other liabilities	110,679

Total liabilities	196,461,198

Net assets	$ 1,170,307,314

Net assets represented by
Paid-in capital	$ 1,157,007,984
Undistributed net investment income	439,807
Accumulated net realized losses on investments	(141,554,523)
Net unrealized gains on investments	154,414,046

Total net assets	$ 1,170,307,314

Net assets consists of
Class A	$ 5,686,356
Class B	2,442,860
Class C	2,426,111
Class I	1,145,158,221
Class IS	14,587,854
Class R	5,912

Total net assets	$ 1,170,307,314

Shares outstanding (unlimited number of shares authorized)
Class A	189,506
Class B	84,489
Class C	83,907
Class I	37,855,044
Class IS	488,917
Class R	197

Net asset value per share
Class A	$ 30.01
Class A — Offering price (based on sales charge of 5.75%)	$ 31.84
Class B	$ 28.91
Class C	$ 28.91
Class I	$ 30.25
Class IS	$ 29.84
Class R	$ 30.01

See Notes to Financial Statements

18

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2007 (unaudited)

Investment income
Dividends	$ 6,637,960
Income from affiliate	720,256
Securities lending	80,972

Total investment income	7,439,188

Expenses
Advisory fee	4,109,801
Distribution Plan expenses
Class A	8,352
Class B	13,211
Class C	10,605
Class IS	19,973
Class R	15
Administrative services fee	659,839
Transfer agent fees	107,218
Trustees’ fees and expenses	9,086
Printing and postage expenses	60,941
Custodian and accounting fees	192,600
Registration and filing fees	58,541
Professional fees	23,958
Interest expense	11,263
Other	18,034

Total expenses	5,303,437
Less: Expense reductions	(14,496)
Expense reimbursements	(137)

Net expenses	5,288,804

Net investment income	2,150,384

Net realized and unrealized gains or losses on investments
Net realized gains on investments	79,927,930
Net change in unrealized gains or losses on investments	37,139,754

Net realized and unrealized gains or losses on investments	117,067,684

Net increase in net assets resulting from operations	$ 119,218,068

See Notes to Financial Statements

19

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007		Year Ended
	(unaudited)		September 30, 2006

Operations
Net investment income	$ 2,150,384		$ 3,710,054
Net realized gains on investments		79,927,930		100,539,580
Net change in unrealized gains or
losses on investments		37,139,754		(50,831,470)

Net increase in net assets resulting
from operations		119,218,068		53,418,164

Distributions to shareholders from
Net investment income
Class I		(3,764,035)		(1,050,990)
Class IS		(4,458)		(1,351)

Total distributions to shareholders		(3,768,493)		(1,052,341)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	24,408	718,089	86,416	2,352,248
Class B	7,689	216,948	24,178	648,056
Class C	24,317	690,165	20,787	552,755
Class I	1,353,166	40,045,712	5,685,028	156,497,301
Class IS	111,699	3,240,986	272,614	7,377,100
Class R	0	0	92	2,558

		44,911,900		167,430,018

Net asset value of shares issued in
reinvestment of distributions
Class I	34,981	1,041,734	9,798	273,456
Class IS	118	3,470	36	1,001

		1,045,204		274,457

Automatic conversion of Class B
shares to Class A shares
Class A	2,497	73,505	2,266	61,135
Class B	(2,587)	(73,505)	(2,336)	(61,135)

		0		0

Payment for shares redeemed
Class A	(33,077)	(969,694)	(89,999)	(2,461,660)
Class B	(21,217)	(606,446)	(23,525)	(625,558)
Class C	(5,751)	(165,835)	(20,997)	(557,781)
Class I	(13,456,248)	(398,749,077)	(17,256,927)	(472,079,940)
Class IS	(198,930)	(5,814,208)	(334,302)	(9,046,419)
Class R	(13)	(345)	(160)	(4,345)

		(406,305,605)		(484,775,703)

Net decrease in net assets resulting
from capital share transactions		(360,348,501)		(317,071,228)

Total decrease in net assets		(244,898,926)		(264,705,405)
Net assets
Beginning of period		1,415,206,240		1,679,911,645

End of period	$ 1,170,307,314		$ 1,415,206,240

Undistributed net investment income	$ 439,807		$ 2,057,916

See Notes to Financial Statements

20

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Strategic Growth Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I, Class IS and Class R shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Class R shares are only available to participants in certain retirement plans and are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Investments of cash collateral received from securities on loan into short-term securities are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

d. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Dividend income is recorded on the ex-dividend date.

e. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

f. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

g. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.62% and declining to 0.55% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $137.

22

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

Wachovia Bank, NA, through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended March 31, 2007, the Fund paid brokerage commissions of $103,976 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares, 0.50% of the average daily net assets for Class R shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2007, EIS received $302 from the sale of Class A shares and $2,497 in contingent deferred sales charges from redemptions of Class B shares.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $517,073,450 and $856,319,149, respectively, for the six months ended March 31, 2007.

During the six months ended March 31, 2007, the Fund loaned securities to certain brokers. At March 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned (including segregated cash) amounted to $137,959,910 and $141,888,652, respectively.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,179,707,483. The gross unrealized appreciation and depreciation on securities based on tax cost was $167,317,539 and $16,400,603, respectively, with a net unrealized appreciation of $150,916,936.

As of September 30, 2006, the Fund had $218,052,427 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011

$44,488,008	$11,663,720	$17,467,861	$144,432,838

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. Utilization of these capital loss carryovers may be limited in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

During the six months ended March 31, 2007, the Fund had average borrowings outstanding of $191,540 (on an annualized basis) at an average rate of 5.88% and paid interest of $11,263.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $312 billion in assets as of March 31, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

566386 rv4 05/2007

Evergreen Investments℠
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566386 rv4 05/2007

Evergreen Special Equity Fund

Evergreen

SPECIAL EQUITY FUND

Semiannual Report
as of March 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC. Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc. 200 Berkeley Street, Boston, MA 02116

table of contents
2	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
32	TRUSTEES AND OFFICERS

LETTER TO SHAREHOLDERS

May 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder,

We are pleased to provide the semiannual report for Evergreen Special Equity Fund covering the six-month period ended March 31, 2007.

Rising confidence in the durability of the global economic expansion and the persistence of solid corporate profit growth produced a rally in the nation’s equity markets during the past six months, lifting the confidence of investors in the stock market. The decision of the Federal Reserve Board to leave short-term interest rates unchanged, combined with receding commodity prices, provided a favorable backdrop for stock investing. At the same time, the increased activity of private equity and hedge funds interested in acquiring attractively priced companies gave further support to valuations in the market. Within the equity market, value stocks maintained a performance edge over growth stocks, while large-cap investments began to outpace small-and mid-cap strategies.

Gross Domestic Product grew at a 2.5% pace in the final quarter of 2006 then decelerated to an annualized rate of 1.3% in the first quarter of 2007. The slump in the housing industry was a major factor that contributed to the slowdown, which came in the face of strong employment, rising wages and gains in both personal consumption and business investment.

In this environment, the investment teams that supervised Evergreen’s domestic equity funds continued to pursue individual fund strategies that sought capital appreciation in

LETTER TO SHAREHOLDERS continued

different areas of the equity market. The team that managed Evergreen Strategic Growth Fund sought opportunities predominately among larger capitalization companies, while the portfolio manager of Evergreen Special Equity Fund used quantitative techniques to search for opportunities among small-cap growth corporations.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of March 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• William E. Zieff

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

PERFORMANCE AND RETURNS

Portfolio inception date: 3/15/1994

	Class A	Class B	Class C	Class I	Class IS
Class inception date	8/30/1999	8/30/1999	8/30/1999	3/15/1994	3/15/1994

Nasdaq symbol	ESEAX	ESEBX	ESQCX	ESDDX	ESSEX

6-month return with sales charge	3.83%	4.83%	8.84%	N/A	N/A

6-month return w/o sales charge	10.17%	9.83%	9.84%	10.39%	10.27%

Average annual return*

1-year with sales charge	-6.59%	-6.25%	-2.53%	N/A	N/A

1-year w/o sales charge	-0.91%	-1.51%	-1.58%	-0.55%	-0.77%

5-year	4.89%	5.11%	5.42%	6.49%	6.22%

10-year	9.31%	9.38%	9.37%	10.28%	10.01%

Maximum sales charge	5.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B and C prior to their inception is based on Class IS. Historical performance shown for Class IS prior to 7/27/1998 is based on the performance of the Class A shares of the fund’s predecessor fund, CoreFund Special Equity Fund and reflects the same 0.25% 12b-1 fee applicable to Classes A and IS at that time. Historical performance shown for Class I prior to 7/27/1998 is based on the performance of the Class Y shares of the fund’s predecessor fund. The performance has not been adjusted to reflect the differences in each class’ 12b-1 fee. The fund incurs 12b-1 fees of 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Class I does not and Class Y did not pay a 12b-1 fee. If these fees had been reflected, returns for Classes B and C would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Special Equity Fund Class A shares versus a similar investment in the Russell 2000 Growth Index (Russell 2000 Growth) and the Consumer Price Index (CPI).

The Russell 2000 Growth is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

The stocks of smaller companies may be more volatile than those of larger companies due to the higher risk of failure.

All data is as of March 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2006 to March 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	10/1/2006	3/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,101.68	$ 8.86
Class B	$ 1,000.00	$ 1,098.34	$ 12.50
Class C	$ 1,000.00	$ 1,098.42	$ 12.50
Class I	$ 1,000.00	$ 1,103.94	$ 7.29
Class IS	$ 1,000.00	$ 1,102.72	$ 8.60
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,016.50	$ 8.50
Class B	$ 1,000.00	$ 1,013.01	$ 11.99
Class C	$ 1,000.00	$ 1,013.01	$ 11.99
Class I	$ 1,000.00	$ 1,018.00	$ 6.99
Class IS	$ 1,000.00	$ 1,016.75	$ 8.25

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.69% for Class A, 2.39% for Class B, 2.39% for Class C, 1.39% for Class I and 1.64% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS A	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.60	$ 13.06	$ 11.56	$10.86	$ 7.57	$ 9.83

Income from investment operations
Net investment income (loss)	(0.06)[1]	(0.16)[1]	(0.14)	(0.14)[1]	(0.10)[1]	(0.06)
Net realized and unrealized gains or losses on investments	1.43	0.70	1.64	0.84	3.39	(2.20)

Total from investment operations	1.37	0.54	1.50	0.70	3.29	(2.26)

Distributions to shareholders from
Net realized gains	(0.53)	0	0	0	0	0

Net asset value, end of period	$14.44	$ 13.60	$ 13.06	$11.56	$ 10.86	$ 7.57

Total return[2]	10.17%	4.13%	12.98%	6.45%	43.46%	(22.99%)

Ratios and supplemental data
Net assets, end of period (thousands)	$37,269	$40,018	$86,673	$87,240	$56,644	$26,727
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.69%[3]	1.62%	1.62%	1.57%	1.57%	1.26%
Expenses excluding waivers/reimbursements
and expense reductions	1.69%[3]	1.62%	1.62%	1.57%	1.62%	1.49%
Net investment income (loss)	(0.77%)[3]	(1.12%)	(1.01%)	(1.20%)	(1.14%)	(0.61%)
Portfolio turnover rate	28%	105%	138%	221%	149%	164%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS B	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.93	$ 12.50	$ 11.14	$10.54	$ 7.40	$ 9.67

Income from investment operations
Net investment income (loss)	(0.10)[1]	(0.24)[1]	(0.21)[1]	(0.22)[1]	(0.16)[1]	(0.15)
Net realized and unrealized gains or losses on investments	1.36	0.67	1.57	0.82	3.30	(2.12)

Total from investment operations	1.26	0.43	1.36	0.60	3.14	(2.27)

Distributions to shareholders from
Net realized gains	(0.53)	0	0	0	0	0

Net asset value, end of period	$13.66	$ 12.93	$ 12.50	$11.14	$ 10.54	$ 7.40

Total return[2]	9.83%	3.44%	12.21%	5.69%	42.43%	(23.47%)

Ratios and supplemental data
Net assets, end of period (thousands)	$21,420	$23,808	$28,546	$33,438	$34,722	$28,404
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.39%[3]	2.33%	2.32%	2.27%	2.28%	2.01%
Expenses excluding waivers/reimbursements
and expense reductions	2.39%[3]	2.33%	2.32%	2.27%	2.33%	2.24%
Net investment income (loss)	(1.47%)[3]	(1.81%)	(1.71%)	(1.90%)	(1.83%)	(1.35%)
Portfolio turnover rate	28%	105%	138%	221%	149%	164%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS C	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.92	$ 12.50	$ 11.14	$10.53	$ 7.40	$ 9.67

Income from investment operations
Net investment income (loss)	(0.10)[1]	(0.24)[1]	(0.21)[1]	(0.22)[1]	(0.16)[1]	(0.16)
Net realized and unrealized gains or losses on investments	1.36	0.66	1.57	0.83	3.29	(2.11)

Total from investment operations	1.26	0.42	1.36	0.61	3.13	(2.27)

Distributions to shareholders from
Net realized gains	(0.53)	0	0	0	0	0

Net asset value, end of period	$13.65	$ 12.92	$ 12.50	$11.14	$ 10.53	$ 7.40

Total return[2]	9.84%	3.36%	12.21%	5.79%	42.30%	(23.47%)

Ratios and supplemental data
Net assets, end of period (thousands)	$10,857	$11,572	$15,080	$19,678	$18,723	$13,982
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	2.39%[3]	2.34%	2.32%	2.27%	2.28%	2.01%
Expenses excluding waivers/reimbursements
and expense reductions	2.39%[3]	2.34%	2.32%	2.27%	2.33%	2.24%
Net investment income (loss)	(1.47%)[3]	(1.81%)	(1.71%)	(1.90%)	(1.83%)	(1.36%)
Portfolio turnover rate	28%	105%	138%	221%	149%	164%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS I	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$14.08	$ 13.48	$ 11.89	$11.14	$ 7.74	$ 10.02

Income from investment operations
Net investment income (loss)	(0.03)[1]	(0.12)[1]	(0.09)[1]	(0.11)[1]	(0.07)[1]	(0.04)
Net realized and unrealized gains or losses on investments	1.48	0.72	1.68	0.86	3.47	(2.24)

Total from investment operations	1.45	0.60	1.59	0.75	3.40	(2.28)

Distributions to shareholders from
Net realized gains	(0.53)	0	0	0	0	0

Net asset value, end of period	$15.00	$ 14.08	$ 13.48	$11.89	$ 11.14	$ 7.74

Total return	10.39%	4.45%	13.37%	6.73%	43.93%	(22.75%)

Ratios and supplemental data
Net assets, end of period (thousands)	$70,728	$91,961	$149,132	$259,438	$247,412	$214,871
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.39%[2]	1.33%	1.31%	1.27%	1.28%	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	1.39%[2]	1.33%	1.31%	1.27%	1.33%	1.24%
Net investment income (loss)	(0.47%)[2]	(0.81%)	(0.72%)	(0.90%)	(0.82%)	(0.36%)
Portfolio turnover rate	28%	105%	138%	221%	149%	164%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended September 30,
	March 31, 2007
CLASS IS	(unaudited)	2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.66	$13.10	$11.59	$10.89	$ 7.59	$ 9.84

Income from investment operations
Net investment income (loss)	(0.05)[1]	(0.15)[1]	(0.12)[1]	(0.14)[1]	(0.09)[1]	(0.07)
Net realized and unrealized gains or losses on investments	1.44	0.71	1.63	0.84	3.39	(2.18)

Total from investment operations	1.39	0.56	1.51	0.70	3.30	(2.25)

Distributions to shareholders from
Net realized gains	(0.53)	0	0	0	0	0

Net asset value, end of period	$14.52	$13.66	$13.10	$11.59	$10.89	$ 7.59

Total return	10.27%	4.27%	13.03%	6.43%	43.48%	(22.87%)

Ratios and supplemental data
Net assets, end of period (thousands)	$2,637	$2,689	$2,916	$3,456	$2,878	$3,107
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.64%[2]	1.59%	1.57%	1.52%	1.53%	1.26%
Expenses excluding waivers/reimbursements
and expense reductions	1.64%[2]	1.59%	1.57%	1.52%	1.58%	1.49%
Net investment income (loss)	(0.73%)[2]	(1.05%)	(0.96%)	(1.15%)	(1.07%)	(0.60%)
Portfolio turnover rate	28%	105%	138%	221%	149%	164%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS 98.9%
CONSUMER DISCRETIONARY 14.4%
Diversified Consumer Services 2.5%
DeVry, Inc.	47,283	$1,387,756
ITT Educational Services, Inc. *	12,813	1,044,131
Jackson Hewitt Tax Service, Inc.	35,031	1,127,298

		3,559,185

Hotels, Restaurants & Leisure 3.1%
Chipotle Mexican Grill, Inc., Class A * (p)	18,020	1,119,042
Denny’s Corp. *	199,647	978,270
Dover Downs Gaming & Entertainment, Inc.	60,614	780,708
IHOP Corp.	17,759	1,041,565
Town Sports International Holdings, Inc. *	26,162	570,332

		4,489,917

Household Durables 0.8%
Kimball International, Inc. (p)	58,717	1,132,064

Media 0.4%
Emmis Communications Corp. (p)	60,354	509,388

Specialty Retail 4.6%
Aeropostale, Inc. *	46,993	1,890,528
Charlotte Russe Holdings, Inc. *	34,000	981,580
Dress Barn, Inc. *	55,126	1,147,172
Gymboree Corp. *	40,979	1,642,029
Select Comfort Corp. * (p)	48,939	871,114

		6,532,423

Textiles, Apparel & Luxury Goods 3.0%
Deckers Outdoor Corp. *	25,195	1,789,349
Skechers USA, Inc. *	40,913	1,373,449
Warnaco Group, Inc. *	41,767	1,186,183

		4,348,981

CONSUMER STAPLES 3.9%
Beverages 0.4%
MGP Ingredients, Inc. (p)	27,606	562,334

Food & Staples Retailing 1.0%
Longs Drug Stores Corp.	13,922	718,932
Pathmark Stores, Inc.	53,502	684,826

		1,403,758

Food Products 1.3%
Premium Standard Farms, Inc.	35,214	740,902
Ralcorp Holdings, Inc. *	17,196	1,105,703

		1,846,605

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
CONSUMER STAPLES continued
Personal Products 1.2%
NBTY, Inc. *	32,513	$1,724,490

ENERGY 6.0%
Energy Equipment & Services 3.7%
Compagnie Generale de Geophysique-Veritas, ADR	26,948	1,122,384
Grey Wolf, Inc. * (p)	207,801	1,392,267
Hornbeck Offshore Services, Inc. *	25,032	717,167
Parker Drilling Co. *	137,161	1,287,942
Pioneer Drilling Co. *	60,276	764,902

		5,284,662

Oil, Gas & Consumable Fuels 2.3%
Holly Corp.	24,126	1,430,672
Swift Energy Co. *	15,454	645,514
World Fuel Services Corp.	25,579	1,183,284

		3,259,470

FINANCIALS 8.5%
Capital Markets 0.3%
Waddell & Reed Financial, Inc., Class A	20,895	486,103

Commercial Banks 1.7%
First Regional Bancorp	12,866	382,120
Independent Bank Corp.	31,947	650,760
Pacific Capital Bancorp	25,921	832,583
Vineyard National Bancorp	24,167	556,808

		2,422,271

Consumer Finance 1.6%
Asta Funding, Inc. (p)	28,612	1,235,466
World Acceptance Corp. *	25,586	1,022,161

		2,257,627

Insurance 3.0%
Delphi Financial Group, Inc.	12,454	501,024
Direct General Corp.	27,419	582,928
Ohio Casualty Corp.	34,790	1,041,960
Reinsurance Group of America, Inc.	20,908	1,206,810
Zenith National Insurance Corp.	21,176	1,000,990

		4,333,712

Real Estate Investment Trusts 1.3%
FelCor Lodging Trust, Inc.	41,480	1,077,235
Getty Realty Corp.	28,059	806,416

		1,883,651

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
FINANCIALS continued
Thrifts & Mortgage Finance 0.6%
Clayton Holdings, Inc. *	28,618	$439,000
Corus Bankshares, Inc. (p)	20,184	344,339

		783,339

HEALTH CARE 19.5%
Biotechnology 5.6%
Arena Pharmaceuticals, Inc. * (p)	59,191	642,814
ArQule, Inc. *	160,011	1,193,682
Cell Genesys, Inc. * (p)	148,814	625,019
Cubist Pharmaceuticals, Inc. *	45,489	1,003,942
CV Therapeutics, Inc. * (p)	68,054	535,585
deCODE genetics, Inc. (p)	36,840	134,466
Enzon Pharmaceuticals, Inc. * (p)	93,493	761,968
Incyte Corp. *	206,676	1,361,995
Lexicon Genetics, Inc. *	194,579	706,322
Renovis, Inc. (p)	190,657	667,299
Tercica, Inc. * (p)	63,521	372,233

		8,005,325

Health Care Equipment & Supplies 6.4%
Anika Therapeutics, Inc. *	47,988	592,652
Candela Corp. *	65,996	753,674
Dade Behring Holdings, Inc.	21,894	960,052
Greatbatch, Inc. *	40,644	1,036,422
ICU Medical, Inc. *	20,920	820,064
Immucor, Inc. *	63,053	1,855,650
Palomar Medical Technologies, Inc. *	30,820	1,231,259
Quidel Corp. *	53,503	642,036
Zoll Medical Corp. *	49,424	1,317,149

		9,208,958

Health Care Providers & Services 3.8%
AMERIGROUP Corp. *	35,445	1,077,528
Centene Corp. *	34,161	717,040
Cross Country Healthcare, Inc. *	26,754	487,726
HealthSpring, Inc. *	50,806	1,196,481
Molina Healthcare, Inc. *	39,114	1,196,497
Psychiatric Solutions, Inc. *	18,823	758,755

		5,434,027

Life Sciences Tools & Services 0.9%
PAREXEL International Corp. *	35,449	1,275,101

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
HEALTH CARE continued
Pharmaceuticals 2.8%
Alpharma, Inc., Class A	50,375	$1,213,030
K-V Pharmaceutical Co., Class A *	69,046	1,707,508
Sciele Pharma, Inc. *	45,546	1,078,529

		3,999,067

INDUSTRIALS 17.8%
Aerospace & Defense 1.5%
Ceradyne, Inc. *	20,102	1,100,384
United Industrial Corp.	20,027	1,105,490

		2,205,874

Air Freight & Logistics 0.8%
Hub Group Inc., Class A *	39,275	1,138,582

Airlines 0.8%
Continental Airlines, Inc., Class B *	29,743	1,082,348

Building Products 0.9%
American Woodmark Corp. * (p)	35,317	1,298,253

Commercial Services & Supplies 5.4%
Corporate Executive Board Co. *	8,643	656,522
Heidrick & Struggles International, Inc. *	28,244	1,368,422
Knoll, Inc. (p)	53,331	1,270,878
Korn/Ferry International *	46,228	1,060,470
Layne Christensen Co.	31,387	1,143,115
Spherion Corp. *	117,689	1,038,017
United Stationers, Inc. *	19,761	1,184,079

		7,721,503

Electrical Equipment 2.7%
Acuity Brands, Inc.	19,765	1,076,007
Regal-Beloit Corp.	29,698	1,377,393
Thomas & Betts Corp. *	23,566	1,150,492
Vicor Corp.	28,021	280,770

		3,884,662

Machinery 3.7%
Accuride Corp. *	63,844	932,122
Flow International Corp. * (p)	55,516	596,242
FreightCar America, Inc.	11,843	570,477
Mueller Industries, Inc.	31,925	960,943
Nordson Corp.	27,045	1,256,511
Wabtec	28,157	971,135

		5,287,430

Road & Rail 0.8%
Amerco * (p)	15,393	1,077,356

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INDUSTRIALS continued
Trading Companies & Distributors 1.2%
Applied Industrial Technologies, Inc.	38,516	$945,183
WESCO International, Inc. *	11,325	710,983

		1,656,166

INFORMATION TECHNOLOGY 24.4%
Communications Equipment 2.7%
Arris Group, Inc. *	60,919	857,740
Comtech Telecommunications Corp. *	24,433	946,290
Inter-Tel, Inc.	13,802	326,279
InterDigital Communications Corp. *	12,395	392,550
Polycom, Inc. *	38,385	1,279,372

		3,802,231

Computers & Peripherals 1.4%
Brocade Communications Systems, Inc. *	93,048	885,817
Emulex Corp. *	35,405	647,558
Western Digital Corp. *	28,377	477,017

		2,010,392

Electronic Equipment & Instruments 3.3%
Coherent, Inc. *	18,348	582,365
Itron, Inc. *	16,373	1,064,900
Kemet Corp. *	95,706	732,151
Littelfuse, Inc. *	17,556	712,774
Lo-Jack Corp.	4,053	76,096
Optimal Group, Inc., Class A *	46,213	387,727
Photon Dynamics, Inc.	45,445	573,061
TTM Technologies, Inc. *	67,469	643,654

		4,772,728

Internet Software & Services 2.6%
Digital River, Inc. *	19,423	1,073,121
InfoSpace, Inc. *	31,770	815,536
RealNetworks, Inc. *	80,395	631,101
Travelzoo, Inc.	11,315	416,052
Websense, Inc. *	33,950	780,510

		3,716,320

IT Services 1.8%
Acxiom Corp.	26,154	559,434
MPS Group, Inc. *	54,719	774,274
Sykes Enterprises, Inc. *	65,602	1,196,580

		2,530,288

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

COMMON STOCKS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 5.9%
Advanced Energy Industries, Inc. *	54,164	$1,139,611
Atmel Corp.	204,482	1,028,544
FEI Co. *	38,610	1,392,277
Micrel, Inc. *	69,976	771,136
OmniVision Technologies, Inc. * (p)	46,514	602,821
Silicon Storage Technology, Inc. *	125,010	616,299
Skyworks Solutions, Inc. *	77,362	444,831
Varian Semiconductor Equipment Associates, Inc. *	31,780	1,696,416
Zoran Corp. *	47,586	809,914

		8,501,849

Software 6.7%
Altiris, Inc. *	51,590	1,697,827
Informatica Corp. *	48,654	653,423
Kronos, Inc. *	17,954	960,539
Manhattan Associates, Inc. *	24,810	680,538
Mentor Graphics Corp. *	58,014	947,949
Micros Systems, Inc. *	21,936	1,184,325
MicroStrategy, Inc., Class A *	11,676	1,475,730
Sybase, Inc. *	47,811	1,208,662
TIBCO Software, Inc. *	85,302	726,773

		9,535,766

MATERIALS 3.5%
Chemicals 0.5%
Arch Chemicals, Inc.	23,003	718,154

Construction Materials 1.4%
Eagle Materials, Inc.	21,201	946,200
Headwaters, Inc. * (p)	46,455	1,015,042

		1,961,242

Metals & Mining 1.6%
Cleveland Cliffs, Inc. (p)	20,920	1,339,089
Quanex Corp.	24,404	1,033,510

		2,372,599

TELECOMMUNICATION SERVICES 0.9%
Wireless Telecommunication Services 0.9%
Dobson Communications Corp.	116,489	1,000,641
Syniverse Holdings, Inc. *	30,804	324,674

		1,325,315

Total Common Stocks (cost $129,410,925)		141,341,516

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

	Shares	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 11.4%
MUTUAL FUND SHARES 0.2%
AIM Short-Term Investment Co. Liquid Assets Portfolio, Class I, 5.26% q	301,701	$301,701

	Principal
	Amount	Value

REPURCHASE AGREEMENTS ^ 11.2%
Bank of America Corp., 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $2,000,913	$2,000,000	2,000,000
BNP Paribas Securities, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007,
maturity value $1,000,458	1,000,000	1,000,000
Cantor Fitzgerald & Co., 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $2,000,913	2,000,000	2,000,000
Credit Suisse First Boston, LLC, 5.48%, dated 03/30/2007, maturing 04/02/2007,
maturity value $2,000,913	2,000,000	2,000,000
Deutsche Bank Securities, Inc., 5.49%, dated 03/30/2007, maturing 04/02/2007,
maturity value $2,000,915	2,000,000	2,000,000
Dresdner Kleinwort Wasserstein Securities, Inc., 5.49%, dated 03/30/2007,
maturing 04/02/2007, maturity value $2,000,915	2,000,000	2,000,000
Greenwich Capital Markets, Inc., 5.49%, dated 03/30/2007, maturing
04/02/2007, maturity value $1,000,458	1,000,000	1,000,000
JPMorgan Securities, Inc., 5.47%, dated 03/30/2007, maturing 04/02/2007,
maturity value $2,000,912	2,000,000	2,000,000
Nomura Securities International, Inc., 5.49%, dated 03/30/2007, maturing
04/02/2007, maturity value $2,000,915	2,000,000	2,000,000

		16,000,000

Total Investments of Cash Collateral from Securities Loaned
(cost $16,301,701)		16,301,701

SHORT-TERM INVESTMENTS 0.7%
U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bill, 5.02%, 05/10/2007 †	250,000	248,675

	Shares	Value

MUTUAL FUND SHARES 0.5%
Evergreen Institutional Money Market Fund, Class I, 5.21% q ø	709,819	709,819

Total Short-Term Investments (cost $958,494)		958,494

Total Investments (cost $146,671,120) 111.0%		158,601,711
Other Assets and Liabilities (11.0%)		(15,689,578)

Net Assets 100.0%		$142,912,133

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

March 31, 2007 (unaudited)

*   Non-income producing security

(p)   All or a portion of this security is on loan.

q    Rate shown is the 7-day annualized yield at period end.

^   Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 439 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.

†   Rate shown represents the yield to maturity at date of purchase.

ø   Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations

ADR American Depository Receipt

The following table shows the percent of total long-term investments (excluding collateral from securities on loan) by sector as of March 31, 2007:

Information Technology	24.7%
Health Care	19.8%
Industrials	17.9%
Consumer Discretionary	14.6%
Financials	8.6%
Energy	6.0%
Consumer Staples	3.9%
Materials	3.6%
Telecommunication Services	0.9%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

March 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $145,961,301) including $15,716,347 of securities
loaned	$157,891,892
Investments in affiliated money market fund, at value (cost $709,819)	709,819

Total investments	158,601,711
Receivable for securities sold	1,510,306
Receivable for Fund shares sold	142,495
Dividends receivable	61,407
Receivable for securities lending income	17,513
Prepaid expenses and other assets	19,312

Total assets	160,352,744

Liabilities
Payable for securities purchased	562,199
Payable for Fund shares redeemed	507,962
Payable for securities on loan	16,301,701
Advisory fee payable	10,816
Distribution Plan expenses payable	3,610
Due to other related parties	11,747
Accrued expenses and other liabilities	42,576

Total liabilities	17,440,611

Net assets	$142,912,133

Net assets represented by
Paid-in capital	$122,086,822
Undistributed net investment loss	(622,225)
Accumulated net realized gains on investments	9,516,945
Net unrealized gains on investments	11,930,591

Total net assets	$142,912,133

Net assets consists of
Class A	$37,269,445
Class B	21,419,907
Class C	10,857,477
Class I	70,728,209
Class IS	2,637,095

Total net assets	$142,912,133

Shares outstanding (unlimited number of shares authorized)
Class A	2,580,377
Class B	1,568,532
Class C	795,280
Class I	4,714,535
Class IS	181,668

Net asset value per share
Class A	$14.44
Class A — Offering price (based on sales charge of 5.75%)	$15.32
Class B	$13.66
Class C	$13.65
Class I	$15.00
Class IS	$14.52

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended March 31, 2007 (unaudited)

Investment income
Dividends (net of foreign withholding taxes of $313)	$605,071
Securities lending	72,297
Income from affiliate	45,999
Interest	10,625

Total investment income	733,992

Expenses
Advisory fee	736,470
Distribution Plan expenses
Class A	59,870
Class B	116,892
Class C	56,862
Class IS	3,327
Administrative services fee	79,685
Transfer agent fees	193,644
Trustees’ fees and expenses	1,522
Printing and postage expenses	25,272
Custodian and accounting fees	26,645
Registration and filing fees	30,413
Professional fees	13,323
Interest expense	1,699
Other	5,135

Total expenses	1,350,759
Less: Expense reductions	(2,106)
Expense reimbursements	(954)

Net expenses	1,347,699

Net investment loss	(613,707)

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	10,307,084
Foreign currency related transactions	(15)
Futures contracts	236,038

Net realized gains on investments	10,543,107
Net change in unrealized gains or losses on investments	6,452,731

Net realized and unrealized gains or losses on investments	16,995,838

Net increase in net assets resulting from operations	$16,382,131

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	March 31, 2007		Year Ended
	(unaudited)		September 30, 2006

Operations
Net investment loss		$(613,707)		$(2,533,353)
Net realized gains on investments		10,543,107		44,366,609
Net change in unrealized gains or
losses on investments		6,452,731		(27,253,242)

Net increase in net assets resulting
from operations		16,382,131		14,580,014

Distributions to shareholders from
Net realized gains
Class A		(1,479,032)		0
Class B		(930,721)		0
Class C		(447,911)		0
Class I		(3,171,113)		0
Class IS		(101,206)		0

Total distributions to shareholders		(6,129,983)		0

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	264,719	3,781,461	1,198,981	16,963,829
Class B	33,016	446,209	130,472	1,752,014
Class C	16,682	224,326	105,039	1,399,865
Class I	231,623	3,419,348	1,107,886	16,085,169
Class IS	7,879	112,684	33,252	461,426

		7,984,028		36,662,303

Net asset value of shares issued in
reinvestment of distributions
Class A	94,246	1,327,926	0	0
Class B	65,839	879,604	0	0
Class C	26,720	356,718	0	0
Class I	120,247	1,758,008	0	0
Class IS	5,985	84,742	0	0

		4,406,998		0

Automatic conversion of Class B shares
to Class A shares
Class A	95,872	1,365,321	78,066	1,080,833
Class B	(101,151)	(1,365,321)	(81,849)	(1,080,833)

		0		0

Payment for shares redeemed
Class A	(817,699)	(11,722,971)	(4,970,347)	(70,725,117)
Class B	(270,982)	(3,669,897)	(490,731)	(6,477,663)
Class C	(143,583)	(1,943,878)	(416,331)	(5,432,379)
Class I	(2,167,036)	(32,028,585)	(5,639,325)	(80,084,577)
Class IS	(29,047)	(413,312)	(58,904)	(821,567)

		(49,778,643)		(163,541,303)

Net decrease in net assets resulting from
capital share transactions		(37,387,617)		(126,879,000)

Total decrease in net assets		(27,135,469)		(112,298,986)
Net assets
Beginning of period		170,047,602		282,346,588

End of period	$ 142,912,133		$ 170,047,602

Undistributed net investment loss		$(622,225)		$(8,518)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Special Equity Fund (the “Fund”) is a diversified series of Evergreen Select Equity Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Class I and Class IS shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Investments of cash collateral in short-term securities are valued at amortized cost, which approximates market value.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to or protect against changes in security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan. In the event of default or bankruptcy by

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.92% and declining to 0.70% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended March 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $954.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended March 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.24% of the Fund’s average daily net assets.

Wachovia Bank, N.A., through its securities lending division of Wachovia Global Securities Lending, acts as the securities lending agent for the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended March 31, 2007, EIS received $1,599 from the sale of Class A shares and $16,945 and $911 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $43,981,771 and $80,831,281, respectively, for the six months ended March 31, 2007.

During the six months ended March 31, 2007, the Fund loaned securities to certain brokers. At March 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $15,716,347 and $16,301,701, respectively.

On March 31, 2007, the aggregate cost of securities for federal income tax purposes was $146,681,836. The gross unrealized appreciation and depreciation on securities based on tax cost was $20,728,473 and $8,808,598, respectively, with a net unrealized appreciation of $11,919,875.

For income tax purposes, currency losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of September 30, 2006, the Fund incurred and elected to defer post-October currency losses of $117.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended March 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended March 31, 2007, the Fund had average borrowings outstanding of $29,235 (on an annualized basis) at an average rate of 5.81% and paid interest of $1,699.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

EIS has entered into an agreement with the NASD settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The adoption of FIN 48 will require financial statements to be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund is currently evaluating the impact that the adoption of FIN 48 will have on the financial statements. FIN 48 will become effective for fiscal years beginning after December 15, 2006.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

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TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Fund Complex; Director,
Trustee	Diversapack Co. (packaging company); Director, Obagi Medical Products Co.; Former Director,
DOB: 2/14/1939	Lincoln Educational Services
Term of office since: 1983
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Phillips Pond Homes Association (home community); President and
Trustee	Director of Buckleys of Kezar Lake, Inc., (real estate company); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1984	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Jeremy DePalma[4]	Principal occupations: Vice President, Evergreen Investment Services, Inc.; Former Assistant Vice
Treasurer	President, Evergreen Investment Services, Inc.
DOB: 2/5/1974
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

James Angelos[4]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Director of Compliance, Evergreen Investment Services,
DOB: 9/2/1947	Inc.
Term of office since: 2004

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 94 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

566388 rv4 05/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Equity Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: May 29, 2007

By: ________________________
Jeremy DePalma
Principal Financial Officer

Date: May 29, 2007